Bank loans: (Tables)	12 Months Ended
Dec. 31, 2022
Bank loans:
Schedule of bank loans

	Credit line used in foreign currency		Credit line		Principal		Commissions and		Term				Fair
Bank	at 12/31/2021*		used in pesos		amortization in pesos		interests - Net		Short		Long		value

Santander, S. A.			Ps.	2,000,000	Ps.	(2,000,000)
Santander, S. A.				2,650,000			Ps.	(10,716)	Ps.	1,062	Ps.	2,638,222	Ps.	2,660,990
BBVA Bancomer, S. A.				2,000,000				(8,562)		5,902		1,985,536		2,019,432
BBVA Bancomer, S. A.			Ps.	1,980,000	Ps.	(1,980,000)			Ps.
Total México			Ps.	8,630,000	Ps.	(3,980,000)	Ps.	(19,278)	Ps.	6,964	Ps.	4,623,758	Ps.	4,680,422
Banco Popular de Puerto Rico	USD	10,000	Ps.	208,623	Ps.	(208,623)
Total Aerostar	USD	10,000	Ps.	208,623	Ps.	(208,623)
Bancolombia, S. A.	COP	111,750,000	Ps.	801,230	Ps.	(68,086)	Ps.	16,673	Ps.	74,704	Ps.	675,113	Ps.	560,472
Corpbanca Colombia, S. A.		75,990,000		545,168		(46,298)		11,718		50,191		460,397		381,121
Banco Davivienda, S. A.		67,049,985		480,881		(40,851)		10,081		44,471		405,640		336,283
Banco de Bogotá, S. A.		27,564,211		197,490		(16,794)		3,613		18,350		165,959		138,250
Banco de Occidente, S. A.		27,564,228		197,487		(16,794)		3,497		18,240		165,949		138,250
Banco Popular, S. A.		5,959,029		42,485		(3,631)		(57)		3,755		35,041		29,892
Banco AV Villas, S. A.		5,960,000		42,759		(3,631)		937		3,954		36,110		29,892
Servicios Financieros, S. A.		5,960,000		42,490		(3,631)		23		3,843		35,039		29,892
Bancolombia, S. A.		8,128,400		40,995		(40,995)
Total Airplan	COP	335,925,853	Ps.	2,390,983	Ps.	(240,711)	Ps.	46,485	Ps.	217,508	Ps.	1,979,248	Ps.	1,644,052
			Ps.	11,229,606	Ps.	(4,429,334)	Ps.	27,207	Ps.	224,472	Ps.	6,603,006	Ps.	6,324,474

* Foreign currency in thousands

At December 31, 2022, the Company has used the total amount of these credit lines as shown below:

	Credit line used in foreign currency		Credit line		Principal		Commissions and		Term				Fair
Bank	at 12/31/2022*		used in pesos		amortization in pesos		interests - Net		Short		Long		value

Santander, S. A.			Ps.	2,650,000	Ps.	(650,000)	Ps.	(5,999)	Ps.	1,326,362	Ps.	667,639	Ps.	2,098,793
BBVA Bancomer, S. A.				2,000,000		—		(1,866)		160,455		1,837,679		2,061,906
Total México			Ps.	4,650,000	Ps.	(650,000)	Ps.	(7,865)	Ps.	1,486,817	Ps.	2,505,318	Ps.	4,160,699
Bancolombia, S. A.	COP	57,238,256	Ps.	602,121	Ps.	(289,119)	Ps.	8,922	Ps.	2,035	Ps.	319,889	Ps.	230,399
Corpbanca Colombia, S. A.		38,922,014		409,717		(196,601)		6,858		1,383		218,591		156,671
Banco Davivienda, S. A.		34,342,946		361,391		(173,471)		5,697		1,220		192,397		138,239
Banco de Bogotá, S. A.		14,118,353		148,402		(71,314)		1,864		501		78,451		56,830
Banco de Occidente, S. A.		14,118,362		148,400		(71,314)		1,859		501		78,444		56,830
Banco Popular, S. A.		3,052,194		31,909		(15,417)		(97)		108		16,287		12,286
Banco AV Villas, S. A.		3,052,707		32,135		(15,420)		539		108		17,146		12,288
Servicios Financieros, S. A.		3,052,707		31,911		(15,420)		(102)		108		16,281		12,288
Total Airplan	COP	167,897,539	Ps.	1,765,986	Ps.	(848,076)	Ps.	25,540	Ps.	5,964	Ps.	937,486	Ps.	675,831
			Ps.	6,415,986	Ps.	(1,498,076)	Ps.	17,675	Ps.	1,492,781	Ps.	3,442,804	Ps.	4,836,530

* Foreign currency in thousands

	Amount
Entity	(thousand of COP)

Bancolombia, S. A.	COP.	150,000,000
Corpbanca Colombia, S. A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A.		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000

	Amount
Financial entity	(thousand COP)

Bancolombia, S. A.	COP.	51,136,744
Corpbanca Colombia, S. A.		34,772,986
Banco Davivienda, S. A.		30,682,039
Banco de Bogotá, S. A.		12,613,358
Banco de Occidente, S. A.		12,613,366
Banco Popular, S. A.		2,726,835
Banco AV Villas, S. A.		2,727,293
Servicios Financieros, S. A.		2,727,293
	COP.	149,999,914